Federated Hermes Kaufmann Large Cap Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—99.7%
		Communication Services—9.8%
112,300		Activision Blizzard, Inc.	$9,390,526
58,000	[1]	Alphabet, Inc., Class A	156,282,740
362,000	[1]	Facebook, Inc.	128,980,600
1,055,000	[1]	T-Mobile USA, Inc.	151,941,100
123,103		Walt Disney Co.	21,668,590
		TOTAL	468,263,556
		Consumer Discretionary—12.8%
185,000	[1]	Airbnb, Inc.	26,641,850
164,000	[1]	Alibaba Group Holding Ltd., ADR	32,011,160
48,162	[1]	Amazon.com, Inc.	160,263,390
22,630	[1]	Chipotle Mexican Grill, Inc.	42,169,647
400,000	[1,2]	Coupang LLC	14,528,000
243,500	[1]	Etsy, Inc.	44,684,685
237,500	[1]	Floor & Decor Holdings, Inc.	28,977,375
129,300		Home Depot, Inc.	42,434,967
927,000	[1]	Las Vegas Sands Corp.	39,258,450
171,600	[1]	Lululemon Athletica, Inc.	68,669,172
10,000	[1]	Mercadolibre, Inc.	15,687,000
20	[1,3]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	55,663,573
585,100		TJX Cos., Inc.	40,260,731
		TOTAL	611,250,000
		Consumer Staples—1.6%
123,900		Costco Wholesale Corp.	53,242,308
67,500		Estee Lauder Cos., Inc., Class A	22,533,525
		TOTAL	75,775,833
		Energy—0.6%
530,400	[2]	New Fortress Energy, Inc.	16,076,424
475,000		Schlumberger Ltd.	13,694,250
		TOTAL	29,770,674
		Financials—9.1%
123,600		BlackRock, Inc.	107,182,212
55,300	[1,2]	Coinbase Global, Inc.	13,082,874
222,500		Goldman Sachs Group, Inc.	83,410,800
535,000		JPMorgan Chase & Co.	81,202,300
1,672,200		KKR & Co., Inc., Class Common	106,619,472
70,000		MSCI, Inc., Class A	41,717,200
		TOTAL	433,214,858
		Health Care—23.9%
200,000		Abbott Laboratories	24,196,000
535,000	[1]	Alnylam Pharmaceuticals, Inc.	95,732,900
168,500	[1]	Argenx SE, ADR	51,296,455
405,000	[1]	Catalent, Inc.	48,523,050
35,000	[1]	Charles River Laboratories International, Inc.	14,242,200
175,000		Danaher Corp.	52,060,750
127,553	[1]	Dexcom, Inc.	65,754,847
542,511	[1]	Edwards Lifesciences Corp.	60,907,710

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
265,000	[1]	Genmab A/S	$119,537,305
124,400	[1]	IDEXX Laboratories, Inc.	84,409,132
15,200	[1]	Intuitive Surgical, Inc.	15,070,192
292,800	[1]	Moderna, Inc.	103,534,080
500,000	[1]	Natera, Inc.	57,260,000
125,300		Stryker Corp.	33,948,782
685,000	[1]	Ultragenyx Pharmaceutical, Inc.	54,683,550
360,000	[1]	Veeva Systems, Inc.	119,775,600
125,000	[1]	Vertex Pharmaceuticals, Inc.	25,197,500
263,200	[1]	Zai Lab Ltd.	37,105,300
396,000		Zoetis, Inc.	80,269,200
		TOTAL	1,143,504,553
		Industrials—8.2%
971,025	[1]	CoStar Group, Inc.	86,275,571
102,200	[1]	Generac Holdings, Inc.	42,858,592
826,861		IHS Markit Ltd.	96,610,439
828,000		Trane Technologies PLC	168,589,080
		TOTAL	394,333,682
		Information Technology—27.8%
20,500	[1]	Adobe, Inc.	12,743,415
260,000	[1]	Advanced Micro Devices, Inc.	27,609,400
425,000		Apple, Inc.	61,990,500
595,000		Fidelity National Information Services, Inc.	88,684,750
335,000	[1]	GDS Holdings Ltd., ADR	19,751,600
500,000	[1]	GoDaddy, Inc.	41,925,000
881,500		Marvell Technology, Inc.	53,339,565
295,000		Mastercard, Inc.	113,852,300
715,000		Microsoft Corp.	203,710,650
1,963,500	[1]	PagSeguro Digital Ltd.	108,856,440
33,100	[1]	PayPal Holdings, Inc.	9,120,043
150,000		Qualcomm, Inc.	22,470,000
600,000	[1,2]	Qualtrics International, Inc.	25,038,000
547,000	[1]	Salesforce.com, Inc.	132,335,710
254,100	[1]	ServiceNow, Inc.	149,382,849
33,400	[1]	Shopify, Inc.	50,097,662
322,800	[1]	Splunk, Inc.	45,831,144
133,000	[1]	Unity Software, Inc.	14,246,960
496,900		Visa, Inc., Class A	122,431,191
107,000	[1]	Workday, Inc.	25,080,800
		TOTAL	1,328,497,979
		Materials—4.3%
75,000		Air Products & Chemicals, Inc.	21,827,250
204,500		Ecolab, Inc.	45,159,735
98,600		Scotts Miracle-Gro Co.	17,448,256
417,300		Sherwin-Williams Co.	121,446,819
		TOTAL	205,882,060
		Real Estate—1.2%
240,000		Crown Castle International Corp.	46,341,600
75,000		ProLogis, Inc.	9,603,000
		TOTAL	55,944,600

Shares		Value
	COMMON STOCKS—continued
	Utilities—0.4%
222,500	NextEra Energy, Inc.	$17,332,750
	TOTAL COMMON STOCKS (IDENTIFIED COST $2,060,290,733)	4,763,770,545
	INVESTMENT COMPANIES—0.7%
18,827,941	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4]	18,827,941
13,272,338	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[4]	13,277,647
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,105,242)	32,105,588
	TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $2,092,395,975)	4,795,876,133
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[5]	(19,395,895)
	TOTAL NET ASSETS—100%	$4,776,480,238

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended July 31, 2021, were as follows:
	Value as of 10/31/2020	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$74,370,000	$—	$(6,295,281)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$74,370,000	$—	$(6,295,281)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2021	Shares Held as of 7/31/2021	Dividend Income

$(16,085,802)	$2,694,633	$54,683,550	685,000	$—
$(16,085,802)	$2,694,633	$54,683,550	685,000	$—

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2020	$34,056,266	$67,538,330	$101,594,596
Purchases at Cost	$256,143,382	$763,186,421	$1,019,329,803
Proceeds from Sales	$(271,371,707)	$(817,437,132)	$(1,088,808,839)
Change in Unrealized Appreciation/Depreciation	N/A	$(8,293)	$(8,293)
Net Realized Gain/(Loss)	N/A	$(1,679)	$(1,679)
Value as of 7/31/2021	$18,827,941	$13,277,647	$32,105,588
Shares Held as of 7/31/2021	18,827,941	13,272,338	32,100,279
Dividend Income	$3,770	$34,723	$38,493

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2021, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$29,261,731	$30,327,941

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,066,220,854	$—	$0	$4,066,220,854
International	540,907,086	156,642,605	—	697,549,691
Investment Companies	32,105,588	—	—	32,105,588
TOTAL SECURITIES	$4,639,233,528	$156,642,605	$0	$4,795,876,133

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt